Fair value of financial assets and liabilities_Fair value hierarchy of financial assets and liabilities measured at fair value (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2020 KRW (₩)	Dec. 31, 2019 KRW (₩)	Dec. 31, 2020 USD ($)
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		The fair value measurement is described in the one of the following three levels used to classify fair value measurements: Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. Level 2-fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. Level 3-fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group's assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.	The fair value measurement is described in the one of the following three levels used to classify fair value measurements: Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies. Level 2-fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment. Level 3-fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The Group's assessment of the significance of a particular input to a fair value measurement in its entirety requires judgment and consideration of inherent factors of the asset or liability.
Financial assets at FVTPL		₩ 14,762,941,000,000	₩ 8,069,144,000,000	$ 13,592,617
Financial assets at FVTOCI		30,028,929,000,000	27,730,531,000,000	27,648,402
Derivative financial assets		174,820,000,000	121,131,000,000	160,962
Total		44,966,690,000,000	35,920,806,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		6,794,192,000,000	2,870,676,000,000
Financial liabilities at fair value through profit or loss designated as upon initial recognition		19,630,000,000	87,626,000,000
Financial liabilities at fair value through profit or loss ("FVTPL")		6,813,822,000,000	2,958,302,000,000	6,273,660
Derivative liabilities (Designated for hedging)		64,769,000,000	6,837,000,000	$ 59,634
Total		₩ 6,878,591,000,000	₩ 2,965,139,000,000
Description of valuation processes used in fair value measurement assets		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.
Description of valuation processes used in fair value measurement liabilities		Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. Fair value of financial assets and liabilities classified into Level 3 is measured by the Group using its own valuation methods or using external specialists.	Financial assets and liabilities at FVTPL, financial liabilities at FVTPL designated as upon initial recognition, financial assets at FVTOCI, and derivative assets and liabilities are recognized at fair value. Fair value is the amount that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, assets		Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Description of methods used to develop and substantiate unobservable inputs used in fair value measurement, liabilities		Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.	Unobservable inputs used in the fair value measurements are produced by the internal system of the Group and the appropriateness of inputs is reviewed regularly.
Financial assets | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Total		₩ 4,246,436,000,000	₩ 3,197,019,000,000
Financial assets | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Total		36,609,141,000,000	29,727,032,000,000
Financial assets | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Total		4,111,113,000,000	2,996,755,000,000
Financial assets at FVTPL | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		644,126,000,000	609,184,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 10,578,417,000,000	₩ 4,956,903,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTPL | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 3,540,398,000,000	₩ 2,503,057,000,000
Deposits
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		48,796,000,000	27,901,000,000
Deposits | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		48,796,000,000	27,901,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 0	₩ 0
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		2,887,097,000,000	2,337,085,000,000
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		516,597,000,000	420,330,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 2,365,882,000,000	₩ 1,910,929,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.
Input variables		Risk-free market rate and credit spread	Risk-free market rate and credit spread
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 4,618,000,000	₩ 5,826,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The Group is measuring fair value with LSMC and the Hull-White model.	The Group is measuring fair value with LSMC and the Hull-White model.
Input variables		Stock volatility, interest rate volatility and discount rate	Stock volatility, interest rate volatility and discount rate
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 485,793,000,000	₩ 688,350,000,000
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		35,422,000,000	157,895,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 0	₩ 1,834,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 450,371,000,000	₩ 528,621,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate
Capital contributions
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 865,685,000,000	₩ 515,199,000,000
Capital contributions | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		0	0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Capital contributions | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 865,685,000,000	₩ 515,199,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate
Beneficiary certificates
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 2,812,558,000,000	₩ 1,366,233,000,000
Beneficiary certificates | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		24,895,000,000	1,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Beneficiary certificates | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 869,852,000,000	₩ 90,498,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The beneficiary certificates classified as Level 2 are MMF and are measured at the net asset value.	The beneficiary certificates classified as Level 2 are MMF and are measured at the net asset value.
Input variables		Net asset value	Net asset value
Beneficiary certificates | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 1,917,811,000,000	₩ 1,275,734,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate
Loans
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 676,291,000,000	₩ 212,473,000,000
Loans | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		0	0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Loans | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 467,229,000,000	₩ 59,844,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.	The future cash flows of debt instruments are measured at a discount by applying the market interest rate applied to entities with similar creditworthiness to the debtor.
Input variables		Risk-free market rate and credit spread	Risk-free market rate and credit spread
Loans | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 209,062,000,000	₩ 152,629,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Fair value is calculated by using the Discounted Cash Flow Model, Binomial Tree, which is a valuation technique commonly used in the market taking into account the price and variability of the underlying asset, and LSMC.	Fair value is calculated by using the Discounted Cash Flow Model, Binomial Tree, which is a valuation technique commonly used in the market taking into account the price and variability of the underlying asset, and LSMC.
Input variables		Values of underlying assets, volatility, credit spread, discount rate and terminal growth rate	Values of underlying assets, volatility, credit spread, discount rate and terminal growth rate
bond with options | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Fair value is calculated by using the Discounted Cash Flow Model, Binomial Tree, which is a valuation technique commonly used in the market taking into account the price and variability of the underlying asset, and LSMC.
Input variables		Values of underlying assets, volatility, credit spread, discount rate and terminal growth rate
Derivative assets (Designated for trading)
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 6,901,742,000,000	₩ 2,921,903,000,000
Derivative assets (Designated for trading) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		18,416,000,000	3,057,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for trading) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 6,875,454,000,000	₩ 2,893,798,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.
Derivative assets (Designated for trading) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 7,872,000,000	₩ 25,048,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc
Others
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 84,979,000,000
Others | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Others | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTPL		₩ 84,979,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Fair value is measured by DCF model, LSMC, etc
Input variables		Stock prices, volatility of underlying assets, etc.
Financial assets at FVTOCI | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 3,602,310,000,000	₩ 2,587,835,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 25,855,904,000,000	₩ 24,648,998,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial assets at FVTOCI | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 570,715,000,000	₩ 493,698,000,000
Debt securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		28,948,141,000,000	26,714,424,000,000
Debt securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		3,092,237,000,000	2,146,163,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Debt securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 25,855,904,000,000	₩ 24,568,261,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.	Fair value is measured by discounting the future cash flows of debt securities applying the risk-free market rate with credit spread.
Input variables		Risk-free market rate and credit spread	Risk-free market rate and credit spread
Debt securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		The Group is measuring fair value with LSMC and the Hull-White model.	The Group is measuring fair value with LSMC and the Hull-White model.
Input variables		Stock volatility, interest rate volatility and discount rate	Stock volatility, interest rate volatility and discount rate
Equity securities
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 1,080,788,000,000	₩ 935,370,000,000
Equity securities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		510,073,000,000	441,672,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity securities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI		₩ 570,715,000,000	₩ 493,698,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.	Among DCF (Discounted Cash Flow) Model, FCFE (Free Cash Flow to Equity) Model, Comparable Company Analysis, Dividend Discount Model, Risk-adjusted Rate of Return Method, Net Asset Value Method, LSMC, and Binomial Tree, more than one method is used given the characteristic of the subject of fair value measurement.
Input variables		Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate	Risk-free market rate, market risk premium, corporate Beta, stock prices, volatility of underlying asset, net asset of the investment association and discount rate
Securities loaned
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI			₩ 80,737,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 285,026,000,000
Securities loaned | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI			0
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		285,026,000,000
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities loaned | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI			₩ 80,737,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities loaned | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Financial assets at FVTOCI			₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0
Derivative assets (Designated for hedging) | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		0	0
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative assets (Designated for hedging) | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 174,820,000,000	₩ 121,131,000,000
Financial liabilities at fair value through profit or loss [Abstract]
Transfers out of level1 into level2 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy assets	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy assets		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.
Derivative assets (Designated for hedging) | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Derivative financial assets		₩ 0	₩ 0
Financial liabilities at fair value through profit or loss [Abstract]
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc
Financial liabilities | Level 1
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.	Level 1-fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities. The types of financial assets or liabilities generally included in Level 1 are publicly traded equity securities, derivatives, and debt securities issued by governmental bodies.
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 340,329,000,000	₩ 31,866,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 2
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 2-fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.	Level 2-fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. prices) or indirectly (i.e. derived from prices). The types of financial assets or liabilities generally included in Level 2 are debt securities not traded in active markets and derivatives traded in OTC but not required significant judgment.
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 6,498,496,000,000	₩ 2,773,287,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities | Level 3
Fair value of financial instruments measured at fair value [Line Items]
Description of level of fair value hierarchy within which fair value measurement is categorised		Level 3-fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity	Level 3-fair value measurements are those derived from valuation technique that include inputs for the assets or liabilities that are not based on observable market data (unobservable inputs). The types of financial assets or liabilities generally included in Level 3 are non-public securities and derivatives and debt securities of which valuation techniques require significant judgments and subjectivity
Financial liabilities at fair value through profit or loss [Abstract]
Total		₩ 39,766,000,000	₩ 159,986,000,000
Financial liabilities at FVTPL | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		340,329,000,000	31,866,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 6,433,727,000,000	₩ 2,766,771,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Financial liabilities at FVTPL | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 20,136,000,000	₩ 72,039,000,000
Deposits due to Customers
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		49,279,000,000	27,530,000,000
Deposits due to Customers | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		49,279,000,000	27,530,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Deposits due to Customers | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0	₩ 0
Derivative liabilities (Designated for trading)
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		6,459,887,000,000	2,843,146,000,000
Derivative liabilities (Designated for trading) | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		6,024,000,000	4,336,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for trading) | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 6,433,727,000,000	₩ 2,766,771,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.
Derivative liabilities (Designated for trading) | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 20,136,000,000	₩ 72,039,000,000
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc
Securities sold
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 285,026,000,000
Securities sold | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		285,026,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Securities sold | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss measured at fair value		₩ 0
Equity-linked securities | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss designated as upon initial recognition		0	₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss designated as upon initial recognition		₩ 0	₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Equity-linked securities | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss designated as upon initial recognition		₩ 19,630,000,000	₩ 87,626,000,000
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Volatility of underlying assets, discount rate, dividends, volatility, correlation coefficient, foreign exchange rate, etc	Volatility of underlying assets, discount rate, dividends, volatility, correlation coefficient, foreign exchange rate, etc
Derivative liabilities (Designated for hedging) | Level 1
Financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities (Designated for hedging)		₩ 0	₩ 0
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Derivative liabilities (Designated for hedging) | Level 2
Financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities (Designated for hedging)		₩ 64,769,000,000	₩ 6,516,000,000
Transfers out of level1 into level2 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level1 into level2 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Transfers out of level2 into level1 of fair value hierarchy liabilities	[1]	₩ 0	₩ 0
Description of reasons for transfers out of level2 into level1 of fair value hierarchy liabilities		There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.	Discount rate, values of underlying assets such as foreign exchange rate and stock prices, risk-free market rate, forward rate, etc.
Derivative liabilities (Designated for hedging) | Level 3
Financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities (Designated for hedging)		₩ 0	₩ 321,000,000
Fair value measurement methods		Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.	Fair value is measured by models such as option model (Closed form), DCF model, FDM and Monte Carlo Simulation.
Input variables		Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc	Risk-free market rate, discount rate, values of underlying assets such as foreign exchange rate and stock prices, volatility, etc

[1]	There were no transfers between Level 1 and Level 2 of financial assets and liabilities measured at fair value. The Group recognizes transfers among levels at the end of reporting period in which events have occurred or conditions have changed.